FINANCIAL CHARGES AND OTHER (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest expense				$ 69	$ 65	$ 59
Net realized loss related to the interest rate swaps				3	2	2
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)	[1]			1	1	1
Other				(2)	(5)	(1)
Financial charges and other	[1]	$ 17	$ 18	71	63	61
Portland Natural Gas Transmission System
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)				$ 1	$ 1	$ 1

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).